Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$566,967.41

Principal:
Principal Collections	$10,370,111.31
Prepayments in Full	$3,372,921.43
Liquidation Proceeds	$189,250.12
Recoveries	$49,721.02
Sub Total	$13,982,003.88
Collections	$14,548,971.29

Purchase Amounts:
Purchase Amounts Related to Principal	$38,568.92
Purchase Amounts Related to Interest	$99.14
Sub Total	$38,668.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,587,639.35

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,587,639.35
Servicing Fee	$228,379.34	$228,379.34	$0.00	$0.00	$14,359,260.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,359,260.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,359,260.01
Interest - Class A-3 Notes	$92,111.32	$92,111.32	$0.00	$0.00	$14,267,148.69
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$14,143,596.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,143,596.69
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$14,093,363.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,093,363.69
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$14,055,878.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,055,878.02
Regular Principal Payment	$12,655,097.30	$12,655,097.30	$0.00	$0.00	$1,400,780.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,400,780.72
Residual Released to Depositor	$0.00	$1,400,780.72	$0.00	$0.00	$0.00

Total		$14,587,639.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,655,097.30
Total					$12,655,097.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,655,097.30	$35.01	$92,111.32	$0.25	$12,747,208.62	$35.26
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$12,655,097.30	$12.02	$303,381.99	$0.29	$12,958,479.29	$12.31

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$85,684,948.03	0.2370786	$73,029,850.73	0.2020637
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$233,304,948.03	0.2216358	$220,649,850.73	0.2096137

Pool Information
Weighted Average APR	2.619%	2.631%
Weighted Average Remaining Term	29.26	28.49
Number of Receivables Outstanding	16,568	16,074
Pool Balance	$274,055,202.31	$259,951,448.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$255,837,316.20	$242,970,662.59
Pool Factor	0.2391012	0.2267963

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$16,980,785.45
Targeted Overcollateralization Amount	$39,301,597.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,301,597.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$132,902.49
(Recoveries)		39	$49,721.02
Net Loss for Current Collection Period			$83,181.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3642%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4624%
Second Prior Collection Period			0.5454%
Prior Collection Period			0.6499%
Current Collection Period			0.3738%
Four Month Average (Current and Prior Three Collection Periods)			0.5079%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,270	$5,164,622.13
(Cumulative Recoveries)			$1,237,268.66
Cumulative Net Loss for All Collection Periods			$3,927,353.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3426%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,066.63
Average Net Loss for Receivables that have experienced a Realized Loss			$3,092.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	159	$3,457,286.94
61-90 Days Delinquent	0.26%	30	$679,005.03
91-120 Days Delinquent	0.10%	11	$251,831.27
Over 120 Days Delinquent	0.16%	13	$411,802.48
Total Delinquent Receivables	1.85%	213	$4,799,925.72

Repossession Inventory:
Repossessed in the Current Collection Period		6	$108,993.25
Total Repossessed Inventory		9	$169,109.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2682%
Prior Collection Period			0.2656%
Current Collection Period			0.3359%
Three Month Average			0.2899%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5165%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	53	$1,177,705.52
2 Months Extended	97	$2,296,570.63
3+ Months Extended	10	$275,425.24

Total Receivables Extended	160	$3,749,701.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer